UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	26
Expense Examples	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 19.3%
	ACE Securities Corp. Home Equity Loan Trust Series
$36,470	Series 2005-HE2, Class M4, 2.752% (1-Month USD Libor+96 basis points), 4/25/2035[1,2]	$36,514
98,399	Series 2005-WF1, Class M2, 2.452% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	99,347
1,200,000	AGL CLO 1 Ltd. Series 2019-1A, Class B, 3.968% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	1,198,867
1,500,000	AGL Core CLO 2 Ltd. Series 2019-2A, Class B, 3.803% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,498,286
75,556	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 2.767% (1-Month USD Libor+97 basis points), 10/25/2034[1,2]	75,689
300,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 2.601% (3-Month USD Libor+60 basis points), 1/15/2030[1,2,3]	299,719
	Angel Oak Mortgage Trust LLC
107,701	Series 2017-3, Class A1, 2.708%, 11/25/2047[1,3,4]	107,589
2,885,714	Series 2019-5, Class A3, 2.921%, 10/25/2049[1,3,4]	2,884,673
439,359	Series 2019-3, Class A3, 3.238%, 5/25/2059[1,3,4]	440,370
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 3.402% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	984,076
1,500,000	Series 2019-2A, Class B, 4.040% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,502,544
309,375	Apidos CLO Series 2013-12A, Class XR, 2.601% (3-Month USD Libor+60 basis points), 4/15/2031[1,2,3]	309,028
	Ares CLO Ltd.
1,200,000	Series 2016-39A, Class A2R, 3.653% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,203,893
1,000,000	Series 2019-54A, Class X, 2.446% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	999,069
88,524	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 2.512% (1-Month USD Libor+72 basis points), 6/25/2035[1,2]	89,239
46,054	Atlas Senior Loan Fund Ltd. Series 2018-10A, Class X, 2.651% (3-Month USD Libor+65 basis points), 1/15/2031[1,2,3]	46,047
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 3.503% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,012,743
1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$837,500	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 2.701% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	$833,926
305,000	Capital Auto Receivables Asset Trust Series 2016-1, Class D, 4.030%, 8/21/2023[1]	305,312
	CBAM Ltd.
180,000	Series 2017-3A, Class X, 2.702% (3-Month USD Libor+70 basis points), 10/17/2029[1,2,3]	179,743
600,000	Series 2018-6A, Class B1R, 3.845% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	599,756
1,100,000	CIFC Funding Ltd. Series 2016-1A, Class X, 2.750% (3-Month USD Libor+65 basis points), 10/21/2031[1,2,3]	1,099,462
357,656	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 9/25/2064[1,3,4]	359,776
	COLT Mortgage Loan Trust
244,773	Series 2018-4, Class A3, 4.210%, 12/28/2048[1,3,4]	245,805
666,186	Series 2019-1, Class A3, 4.012%, 3/25/2049[1,3,4]	670,278
615,614	Series 2019-3, Class A1, 2.764%, 8/25/2049[1,3,4]	614,995
42,733	Commonbond Student Loan Trust Series 2016-B, Class B, 4.000%, 10/25/2040[1,3]	43,497
	CPS Auto Receivables Trust
160,116	Series 2015-C, Class D, 4.630%, 8/16/2021[1,3]	161,336
815,000	Series 2017-B, Class D, 3.950%, 3/15/2023[1,3]	826,258
	Credit Acceptance Auto Loan Trust
910,000	Series 2017-1A, Class B, 3.040%, 12/15/2025[1,3]	911,678
885,000	Series 2019-3A, Class C, 3.060%, 3/15/2029[1,3]	884,105
	Deephaven Residential Mortgage Trust
43,018	Series 2017-1A, Class A1, 2.725%, 12/26/2046[1,3,4]	42,863
22,603	Series 2017-1A, Class A2, 2.928%, 12/26/2046[1,3,4]	22,528
14,582	Series 2017-1A, Class A3, 3.485%, 12/26/2046[1,3,4]	14,567
791,005	Series 2017-3A, Class A2, 2.711%, 10/25/2047[1,3,4]	790,581
58,413	Series 2017-3A, Class A3, 2.813%, 10/25/2047[1,3,4]	58,378
329,929	Series 2018-1A, Class A1, 2.976%, 12/25/2057[1,3,4]	329,719
713,406	Series 2019-2A, Class A3, 3.763%, 4/25/2059[1,3,4]	718,263
673,887	Series 2019-4A, Class A3, 3.047%, 10/25/2059[1,3,4]	674,116
	Dryden CLO Ltd.
800,000	Series 2018-71A, Class B, 3.901% (3-Month USD Libor+190 basis points), 1/15/2029[1,2,3]	800,002
1,000,000	Series 2019-75A, Class BR, 3.701% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	997,232
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 3.716% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	999,997
26,979	Earnest Student Loan Program LLC Series 2016-D, Class B, 3.800%, 1/25/2041[1,3]	27,247
2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Exeter Automobile Receivables Trust
$625,000	Series 2018-2A, Class C, 3.690%, 3/15/2023[1,3]	$631,243
865,000	Series 2019-4A, Class C, 2.440%, 9/16/2024[1,3]	860,791
100,000	First Investors Auto Owner Trust Series 2015-2A, Class D, 4.220%, 12/15/2021[1,3]	100,548
	Flagship Credit Auto Trust
52,884	Series 2016-1, Class B, 3.910%, 6/15/2022[1,3]	52,976
1,095,000	Series 2017-3, Class B, 2.590%, 7/15/2022[1,3]	1,095,941
123,685	Series 2016-2, Class B, 3.840%, 9/15/2022[1,3]	124,103
1,085,000	Series 2019-4, Class B, 2.530%, 11/17/2025[1,3]	1,083,855
1,800,000	Ford Credit Auto Owner Trust Series 2019-C, Class A2B, 1.930% (1-Month USD Libor+19 basis points), 7/15/2022[1,2]	1,800,146
36,384	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.370%, 4/15/2022[1,3]	36,400
517,500	Galaxy CLO Ltd. Series 2018-27A, Class X, 2.504% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	517,506
2,000,000	GM Financial Automobile Leasing Trust Series 2019-4, Class A2B, 1.970% (1-Month USD Libor+23 basis points), 11/16/2022[1,2]	1,999,998
668,453	HERO Funding Trust Series 2015-2A, Class A, 3.990%, 9/20/2040[1,3]	689,622
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.090%, 1/10/2033[1,3]	820,058
	Home Equity Asset Trust
39,224	Series 2005-5, Class M2, 2.557% (1-Month USD Libor+77 basis points), 11/25/2035[1,2]	39,284
24,288	Series 2005-6, Class M2, 2.282% (1-Month USD Libor+49 basis points), 12/25/2035[1,2]	24,300
122,496	Hull Street CLO Ltd. Series 2014-1A, Class AR, 3.223% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	122,574
1,400,000	Madison Park Funding Ltd. Series 2016-24A, Class X, 2.566% (3-Month USD Libor+60 basis points), 10/20/2029[1,2,3]	1,399,944
1,000,000	Mariner CLO LLC Series 2019-1A, Class B, 3.935% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,005,888
	Mello Warehouse Securitization Trust
1,000,000	Series 2019-1, Class D, 3.192% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	1,000,208
810,000	Series 2019-2, Class D, 3.142% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	807,843
	Mountain View CLO
3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$200,000	Series 2013-1A, Class XR, 2.751% (3-Month USD Libor+75 basis points), 10/12/2030[1,2,3]	$199,704
666,667	Series 2015-9A, Class X, 2.551% (3-Month USD Libor+55 basis points), 7/15/2031[1,2,3]	666,400
850,000	NADG NNN Operating LP Series 2019-1, Class A, 3.368%, 12/28/2049[1,3]	844,593
	NextGear Floorplan Master Owner Trust
853,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[1,3]	857,535
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[1,3]	242,738
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 3.802% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	818,874
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 4.201% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	1,000,637
800,000	Series 2019-3A, Class B, 4.054% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	800,523
1,000,000	Series 2019-4A, Class B, 3.918% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,000,477
687,500	OZLM Ltd. Series 2018-20A, Class X, 2.666% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	686,011
	Palmer Square CLO Ltd.
616,206	Series 2018-3A, Class A1, 2.760% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	616,197
750,000	Series 2018-3A, Class B, 3.810% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	743,527
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 3.910% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	999,929
2,000,000	Series 2019-2A, Class A2, 3.951% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	2,001,547
55,082	RAMP Trust Series 2005-EFC2, Class M4, 2.707% (1-Month USD Libor+91 basis points), 7/25/2035[1,2]	55,167
	RASC Trust
206,346	Series 2005-KS8, Class M3, 2.272% (1-Month USD Libor+48 basis points), 8/25/2035[1,2]	206,504
95,620	Series 2005-KS9, Class M3, 2.252% (1-Month USD Libor+46 basis points), 10/25/2035[1,2]	95,729
1,000,000	Regatta XV Funding Ltd. Series 2018-4A, Class A2, 3.790% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	987,348
	SG Residential Mortgage Trust
1,179,134	Series 2019-3, Class A2, 2.877%, 9/25/2059[1,3,4]	1,177,073
646,918	Series 2019-3, Class A3, 3.082%, 9/25/2059[1,3,4]	645,790
4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 4.228% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	$948,521
28,035	Soundview Home Loan Trust Series 2005-DO1, Class M4, 2.692% (1-Month USD Libor+90 basis points), 5/25/2035[1,2]	28,038
321,822	Spruce Hill Mortgage Loan Trust Series 2019-SH1, Class A3, 3.652%, 4/29/2049[1,3,4]	323,556
	Structured Asset Investment Loan Trust
22,213	Series 2004-10, Class A7, 2.852% (1-Month USD Libor+106 basis points), 11/25/2034[1,2]	22,266
67,014	Series 2005-1, Class M2, 2.512% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	67,043
1,820	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF2, Class A4, 2.102% (1-Month USD Libor+31 basis points), 7/25/2036[1,2]	1,820
1,000,000	Trinitas CLO Ltd. Series 2016-4A, Class XR, 2.753% (3-Month USD Libor+75 basis points), 10/18/2031[1,2,3]	998,658
1,140,000	Venture 36 Clo Ltd. Series 2019-36A, Class A2, 3.716% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,141,934
359,982	Verus Securitization Trust Series 2019-2, Class A3, 3.448%, 5/25/2059[1,3,4]	362,176
715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 3.948% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	712,654
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 3.716% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	998,139
190,000	Series 2016-1A, Class XR, 2.566% (3-Month USD Libor+60 basis points), 1/20/2031[1,2,3]	189,999
795,000	Westlake Automobile Receivables Trust Series 2019-3A, Class D, 2.720%, 11/15/2024[1,3]	793,777
	Westlake Automobile Receivables Trust
67,071	Series 2017-1A, Class C, 2.700%, 10/17/2022[1,3]	67,109
735,000	Series 2018-1A, Class C, 2.920%, 5/15/2023[1,3]	736,948
250,000	Series 2017-2A, Class E, 4.630%, 7/15/2024[1,3]	254,882
1,750,000	World Omni Select Auto Trust Series 2019-A, Class A2B, 2.080% (1-Month USD Libor+34 basis points), 8/15/2023[1,2]	1,749,519
	TOTAL ASSET-BACKED SECURITIES
	(Cost $64,200,861)	64,255,683
5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 5.5%
$752,358	1011778 BC ULC 3.452% (1-Month USD Libor+175 basis points), 11/14/2026[1,2,5,6]	$754,141
634,251	American Airlines, Inc. 3.758% (3-Month USD Libor+200 basis points), 10/10/2021[1,2,5]	637,378
483,166	Aramark Services, Inc. 3.452% (3-Month USD Libor+175 basis points), 3/11/2025[1,2,5]	485,883
411,153	Asurion LLC 4.701% (1-Month USD Libor+300 basis points), 11/3/2023[1,2,5]	414,090
613,646	Avolon TLB Borrower 1 U.S. LLC 3.515% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,5]	618,249
693,329	CDW LLC 3.460% (1-Month USD Libor+175 basis points), 10/3/2026[1,2,5]	698,099
573,695	CenturyLink, Inc. 4.451% (3-Month USD Libor+275 basis points), 1/31/2025[1,2,5]	576,922
393,980	Charter Communications Operating LLC 3.450% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,5]	397,181
739,506	CSC Holdings LLC 4.015% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,5]	741,869
687,313	Dell International LLC 3.800% (1-Month USD Libor+200 basis points), 9/19/2025[1,2,5]	692,987
498,750	Diamond Sports Group LLC 5.030% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,5]	499,166
398,351	Energizer Holdings, Inc. 4.750% (3-Month USD Libor+225 basis points), 1/2/2026[1,2,5]	401,004
577,625	Golden Nugget, Inc. 0.000% (3-Month USD Libor+325 basis points), 10/4/2023[1,2,5]	580,383
150,000	Hanesbrands, Inc. 3.555% (3-Month USD Libor+175 basis points), 12/15/2024[1,2,5]	150,938
501,163	Hilton Worldwide Finance LLC 3.542% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,5]	505,162
827,208	Level 3 Financing, Inc. 3.951% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,5]	831,088
487,969	MGM Growth Properties Operating Partnership LP 3.702% (3-Month USD Libor+200 basis points), 3/25/2025[1,2,5]	490,848
431,894	Nascar Holdings, Inc. 4.495% (3-Month USD Libor+275 basis points), 10/18/2026[1,2,5,7,8]	437,295
646,108	Navistar, Inc. 5.240% (3-Month USD Libor+350 basis points), 11/6/2024[1,2,5]	645,300
503,600	Party City Holdings, Inc. 4.210% (3-Month USD Libor+250 basis points), 8/19/2022[1,2,5]	469,735
794,244	Resideo Funding, Inc. 4.110% (1-Month USD Libor+225 basis points), 10/4/2025[1,2,5,7,8]	791,266
195,477	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,5]	127,488
	Sinclair Television Group, Inc.
239,666	4.050% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,5]	239,666
6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$505,733	4.240% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,5]	$508,183
967,005	Sprint Communications, Inc. 4.312% (3-Month USD Libor+250 basis points), 2/3/2024[1,2,5,7,8]	960,236
599,661	SS&C Technologies, Inc. 4.036% (3-Month USD Libor+225 basis points), 4/16/2025[2,5]	604,447
500,000	TransDigm, Inc. 0.000% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,5,7,8]	502,448
387,389	United Airlines, Inc. 3.452% (3-Month USD Libor+175 basis points), 4/1/2024[1,2,5]	390,174
598,000	Virgin Media Bristol LLC 4.240% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,5]	602,524
1,196,383	Vistra Operations Co. LLC 3.655% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,5,7,8]	1,205,218
791,070	WEI Sales LLC 4.701% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,5]	796,014
563,816	Western Digital Corp. 3.452% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,5]	567,811
	TOTAL BANK LOANS
	(Cost $18,280,184)	18,323,193
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.106%, 4/14/2033[1,3,4,9]	62,208
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.026%, 11/5/2036[3,4]	897,721
	BX Commercial Mortgage Trust
2,000,000	Series 2019-XL, Class G, 4.040% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	2,001,874
1,000,000	Series 2018-BIOA, Class C, 2.861% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	1,000,129
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 4.290% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	602,819
2,498,113	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.026%, 1/10/2048[1,4,9]	130,137
	COMM Mortgage Trust
1,091,283	Series 2014-CR19, Class XA, 1.032%, 8/10/2047[1,4,9]	41,796
59,072	Series 2015-CR23, Class CMB, 3.684%, 5/10/2048[1,3,4]	59,205
1,899,625	Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, 2.964%, 7/25/2059[1,3,4]	1,905,289
	Fannie Mae-Aces
109,918	Series 2013-M5, Class X2, 1.987%, 1/25/2022[4,9]	2,147
43,194,758	Series 2012-M9, Class X2, 0.584%, 4/25/2022[4,9]	426,073
21,326,242	Series 2014-M8, Class X2, 0.350%, 6/25/2024[4,9]	310,659
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.296%, 9/25/2022[1,4,9]	76,735
7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$4,600,000	Series K723, Class XAM, 0.853%, 9/25/2023[1,4,9]	$136,689
5,530,953	Series K044, Class X1, 0.740%, 1/25/2025[1,4,9]	168,794
900,000	Series K043, Class X3, 1.635%, 2/25/2043[1,4,9]	66,175
2,900,000	Series K046, Class X3, 1.508%, 4/25/2043[1,4,9]	202,559
900,000	Series K050, Class X3, 1.553%, 10/25/2043[1,4,9]	69,476
1,100,000	Series K052, Class X3, 1.613%, 1/25/2044[1,4,9]	92,189
1,721,882	Series K097, Class X3, 2.017%, 1/25/2046[1,4,9]	271,277
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.565%, 11/25/2047[1,3,4]	248,433
	Government National Mortgage Association
9,373,436	Series 2013-139, Class IO, 0.407%, 10/16/2054[1,4,9]	239,135
1,378,494	Series 2013-175, Class IO, 0.633%, 5/16/2055[1,4,9]	34,518
926,074	Series 2014-120, Class IO, 0.690%, 4/16/2056[1,4,9]	31,697
8,137,926	Series 2017-185, Class IO, 0.595%, 4/16/2059[1,4,9]	445,348
6,792,334	Series 2017-169, Class IO, 0.727%, 1/16/2060[1,4,9]	426,586
6,568,500	Series 2018-41, Class IO, 0.788%, 5/16/2060[1,4,9]	460,616
8,850,888	Series 2018-52, Class IO, 0.582%, 7/16/2060[1,4,9]	503,996
12,829,732	Series 2019-8, Class IO, 0.565%, 11/16/2060[1,4,9]	867,162
10,177,591	Series 2019-14, Class IO, 0.727%, 11/16/2060[1,4,9]	860,587
6,895,703	Series 2019-105, Class IO, 0.749%, 8/16/2061[1,4,9]	572,481
	KGS-Alpha SBA COOF Trust
1,401,075	Series 2015-1, Class A, 1.426%, 10/25/2035[1,3,4,9,10,11]	56,481
1,073,206	Series 2014-3, Class A, 1.425%, 5/25/2039[1,3,4,9,10,11]	36,556
145,963	Series 2015-2, Class A, 2.686%, 7/25/2041[1,3,4,9,10,11]	10,446
742,451	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.842%, 8/5/2034[3,4,9]	17,290
364,687	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.735%, 4/27/2048[1,3,4]	365,319
775,000	Station Place Securitization Trust Series Series 2019-WL1, Class F, 3.392% (1-Month USD Libor+160 basis points), 8/25/2052[2,3]	775,103
1,219,869	Store Master Funding I-VII Series 2018-1A, Class A2, 4.290%, 10/20/2048[1,3]	1,292,684
12,500,000	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.182%, 12/15/2052[1,4]	943,225
2,621,942	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.776%, 9/15/2058[1,4,9]	93,635
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.641%, 8/15/2047[1,4,9]	91,242
6,400,000	Series 2014-C22, Class XB, 0.450%, 9/15/2057[1,4,9]	120,390
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $16,694,073)	17,016,881

	COMMERCIAL PAPERS — 2.4%
4,000,000	Duke Energy Corp. 1.980%, 1/21/2020	3,995,396
8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPERS (Continued)
$4,000,000	Eaton Corp. 1.800%, 1/3/2020	$3,999,412
	TOTAL COMMERCIAL PAPERS
	(Cost $7,995,200)	7,994,808
	CORPORATE BONDS — 54.3%
	COMMUNICATIONS — 4.0%
	AT&T, Inc.
2,000,000	2.657% (3-Month USD Libor+75 basis points), 6/1/2021[2]	2,011,870
1,000,000	2.799% (3-Month USD Libor+89 basis points), 2/15/2023[2]	1,008,043
1,000,000	British Telecommunications PLC 4.500%, 12/4/2023[1,6]	1,076,576
450,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[1]	455,062
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	125,797
1,000,000	Comcast Corp. 2.539% (3-Month USD Libor+44 basis points), 10/1/2021[2]	1,004,914
214,000	DISH DBS Corp. 6.750%, 6/1/2021	225,224
300,000	Level 3 Financing, Inc. 5.125%, 5/1/2023[1]	301,875
1,813,000	NBCUniversal Enterprise, Inc. 2.499% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,817,534
600,000	Sirius XM Radio, Inc. 3.875%, 8/1/2022[1,3]	612,750
80,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	80,426
100,625	Sprint Spectrum Co. LLC 3.360%, 3/20/2023[3]	101,521
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	200,500
294,000	T-Mobile USA, Inc. 4.000%, 4/15/2022[1]	300,983
	Verizon Communications, Inc.
1,774,000	3.450%, 3/15/2021	1,808,584
500,000	2.893% (3-Month USD Libor+100 basis points), 3/16/2022[2]	508,358
1,000,000	Vodafone Group PLC 2.991% (3-Month USD Libor+99 basis points), 1/16/2024[2,6]	1,012,401
700,000	Walt Disney Co. 2.157% (3-Month USD Libor+25 basis points), 9/1/2021[2]	701,817
		13,354,235
9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 5.0%
$485,000	Daimler Finance North America LLC 2.452% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	$485,635
	Delta Air Lines, Inc.
583,000	2.875%, 3/13/2020	583,090
500,000	3.400%, 4/19/2021	506,927
1,000,000	3.625%, 3/15/2022[1]	1,024,132
	ERAC USA Finance LLC
2,000,000	5.250%, 10/1/2020[3]	2,047,782
1,500,000	3.300%, 10/15/2022[3]	1,543,329
500,000	General Motors Co. 2.693% (3-Month USD Libor+80 basis points), 8/7/2020[2]	500,726
	General Motors Financial Co., Inc.
500,000	4.200%, 3/1/2021[1]	510,810
1,000,000	4.200%, 11/6/2021	1,036,791
300,000	GLP Capital LP / GLP Financing II, Inc. 5.375%, 11/1/2023[1]	326,424
1,000,000	Hyundai Capital America 2.967% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	1,002,533
600,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,6]	633,000
430,000	Marriott International, Inc. 2.535% (3-Month USD Libor+65 basis points), 3/8/2021[2]	431,585
300,000	MGM Resorts International 6.000%, 3/15/2023	329,250
90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[6]	97,459
420,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	444,150
2,000,000	Toyota Motor Credit Corp. 2.333% (3-Month USD Libor+29 basis points), 10/7/2021[2]	2,004,160
	United Airlines Holdings, Inc.
309,000	6.000%, 12/1/2020	318,734
734,000	4.875%, 1/15/2025	778,040
	Volkswagen Group of America Finance LLC
1,000,000	2.841% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	1,008,709
1,000,000	4.000%, 11/12/2021[3]	1,034,284
		16,647,550
	CONSUMER STAPLES — 1.1%
400,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 6.625%, 6/15/2024[1]	418,664
1,200,000	Anheuser-Busch InBev Finance, Inc. 3.162% (3-Month USD Libor+126 basis points), 2/1/2021[2]	1,213,099
500,000	Anheuser-Busch InBev Worldwide, Inc. 2.741% (3-Month USD Libor+74 basis points), 1/12/2024[2]	504,294
10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$410,000	C&S Group Enterprises LLC 5.375%, 7/15/2022[1,3]	$414,100
1,000,000	General Mills, Inc. 3.012% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,015,240
		3,565,397
	ENERGY — 2.7%
	DCP Midstream Operating LP
280,000	4.750%, 9/30/2021[1,3]	287,700
520,000	3.875%, 3/15/2023[1]	531,700
	Energy Transfer Operating LP
175,000	7.500%, 10/15/2020	181,865
320,000	4.250%, 3/15/2023[1]	334,245
500,000	Kinder Morgan, Inc. 3.281% (3-Month USD Libor+128 basis points), 1/15/2023[2]	507,021
200,000	Marathon Petroleum Corp. 5.375%, 10/1/2022[1]	202,126
	MPLX LP
780,000	2.785% (3-Month USD Libor+90 basis points), 9/9/2021[1,2]	782,388
2,000,000	2.985% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	2,007,992
225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[1,3]	233,714
	Occidental Petroleum Corp.
577,000	3.155% (3-Month USD Libor+125 basis points), 8/13/2021[1,2]	580,064
1,000,000	3.360% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	1,005,344
500,000	Phillips 66 2.517% (3-Month USD Libor+60 basis points), 2/26/2021[1,2]	500,030
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	231,276
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 9/15/2024[1,3]	502,500
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.250%, 11/15/2023[1]	732,250
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[1]	170,900
		8,791,115
	FINANCIALS — 26.0%
1,000,000	ABN AMRO Bank N.V. 2.376% (3-Month USD Libor+41 basis points), 1/19/2021[2,3,6]	1,001,608
1,175,000	AIG Global Funding 2.407% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,179,407
400,000	Ally Financial, Inc. 4.625%, 5/19/2022	419,000
	American Express Co.
11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$665,000	2.429% (3-Month USD Libor+53 basis points), 5/17/2021[1,2]	$667,734
1,000,000	2.518% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,006,422
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	218,129
577,000	Avolon Holdings Funding Ltd. 3.950%, 7/1/2024[1,3,6]	601,292
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	1,009,162
1,000,000	2.626% (3-Month USD Libor+66 basis points), 7/21/2021[1,2]	1,002,493
3,000,000	2.597% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	3,016,368
1,000,000	3.004% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	1,023,345
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[1,6]	1,006,541
1,000,000	Barclays PLC 3.284% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,6]	1,011,422
	BBVA USA
1,000,000	2.618% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	1,002,350
1,000,000	2.875%, 6/29/2022[1]	1,014,294
	Capital One Financial Corp.
1,000,000	2.500%, 5/12/2020[1]	1,001,318
2,000,000	4.750%, 7/15/2021	2,082,894
374,000	CIT Group, Inc. 5.000%, 8/15/2022	396,440
2,250,000	Citibank N.A. 3.400%, 7/23/2021[1]	2,298,319
	Citigroup, Inc.
1,500,000	3.092% (3-Month USD Libor+119 basis points), 8/2/2021[2]	1,520,209
500,000	2.955% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	506,654
1,000,000	2.930% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	1,011,560
	Citizens Bank N.A.
1,000,000	2.250%, 10/30/2020[1]	1,003,211
1,000,000	2.629% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	1,005,610
1,000,000	2.910% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,011,647
500,000	Cooperatieve Rabobank UA 2.366% (3-Month USD Libor+43 basis points), 4/26/2021[2,6]	501,722
	Credit Suisse Group A.G.
1,000,000	2.100%, 11/12/2021[6]	1,004,733
435,000	3.574%, 1/9/2023[1,3,6]	446,984
1,000,000	3.127% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,6]	1,011,973
	Danske Bank A/S
1,000,000	5.000%, 1/12/2022[3,6]	1,050,393
1,000,000	2.947% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,6]	997,162
	Discover Bank
1,500,000	3.100%, 6/4/2020[1]	1,505,583
12

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	3.200%, 8/9/2021[1]	$2,035,160
210,000	Fly Leasing, Ltd. 6.375%, 10/15/2021[1,6]	213,938
	Goldman Sachs Group, Inc.
1,250,000	3.094% (3-Month USD Libor+120 basis points), 9/15/2020[1,2]	1,258,006
2,250,000	3.080% (3-Month USD Libor+117 basis points), 11/15/2021[1,2]	2,267,509
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,017,239
	HSBC Holdings PLC
635,000	2.504% (3-Month USD Libor+60 basis points), 5/18/2021[1,2,6]	635,646
500,000	3.569% (3-Month USD Libor+166 basis points), 5/25/2021[2,6]	508,585
1,000,000	2.904% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,6]	1,008,122
564,000	Huntington National Bank 2.375%, 3/10/2020[1]	564,226
401,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[1]	401,501
500,000	ING Groep N.V. 3.110% (3-Month USD Libor+115 basis points), 3/29/2022[2,6]	506,821
	JPMorgan Chase & Co.
500,000	2.435% (3-Month USD Libor+55 basis points), 3/9/2021[1,2]	500,068
1,000,000	4.500%, 1/24/2022	1,050,023
1,500,000	2.509% (3-Month USD Libor+61 basis points), 6/18/2022[1,2]	1,505,768
2,000,000	JPMorgan Chase Bank N.A. 2.276% (3-Month USD Libor+34 basis points), 4/26/2021[1,2]	2,001,056
	KeyBank N.A.
1,000,000	2.250%, 3/16/2020	1,000,588
1,670,000	2.569% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,681,556
	Lloyds Bank PLC
1,000,000	5.800%, 1/13/2020[3,6]	1,001,031
1,000,000	2.384% (3-Month USD Libor+49 basis points), 5/7/2021[2,6]	1,003,255
1,000,000	Macquarie Group Ltd. 3.189% (3-Month USD Libor+102 basis points), 11/28/2023[1,3,4,6]	1,022,000
	Mitsubishi UFJ Financial Group, Inc.
206,000	3.787% (3-Month USD Libor+188 basis points), 3/1/2021[2,6]	209,706
825,000	3.535%, 7/26/20216	844,414
1,000,000	2.647% (3-Month USD Libor+74 basis points), 3/2/2023[2,6]	1,002,535
	Morgan Stanley
1,750,000	2.451% (3-Month USD Libor+55 basis points), 2/10/2021[1,2]	1,750,833
2,500,000	2.625%, 11/17/2021	2,529,970
1,500,000	3.146% (3-Month USD Libor+118 basis points), 1/20/2022[1,2]	1,513,663
1,000,000	NatWest Markets PLC 3.360% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,6]	1,014,585
	Navient Corp.
300,000	6.625%, 7/26/2021	317,250
13

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$283,000	6.125%, 3/25/2024	$307,055
	Royal Bank of Scotland Group PLC
750,000	3.380% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,6]	758,262
1,000,000	3.497% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,6]	1,015,160
	Santander Holdings USA, Inc.
1,980,000	4.450%, 12/3/2021[1]	2,058,269
1,000,000	3.400%, 1/18/2023[1]	1,025,346
	Santander UK PLC
560,000	2.125%, 11/3/2020[6]	560,668
1,000,000	2.202% (3-Month USD Libor+30 basis points), 11/3/2020[2,6]	1,000,418
1,500,000	2.527% (3-Month USD Libor+62 basis points), 6/1/2021[2,6]	1,505,168
76,000	SLM Corp. 5.125%, 4/5/2022[1]	78,660
	Springleaf Finance Corp.
300,000	6.125%, 5/15/2022	322,125
500,000	5.625%, 3/15/2023	538,750
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1]	80,925
500,000	Sumitomo Mitsui Banking Corp. 2.352% (3-Month USD Libor+35 basis points), 1/17/2020[2,6]	500,098
	Sumitomo Mitsui Financial Group, Inc.
500,000	3.565% (3-Month USD Libor+168 basis points), 3/9/2021[2,6]	508,198
500,000	2.781% (3-Month USD Libor+78 basis points), 7/12/2022[2,6]	502,906
360,000	Svenska Handelsbanken A.B. 2.245% (3-Month USD Libor+36 basis points), 9/8/2020[2,6]	360,565
2,600,000	Toronto-Dominion Bank 2.170% (3-Month USD Libor+27 basis points), 3/17/2021[2,6]	2,602,366
900,000	Truist Bank 2.590% (3-Month USD Libor+30 basis points), 1/29/2021[1,4]	901,968
2,000,000	UBS A.G. 2.450%, 12/1/2020[1,3,6]	2,006,828
500,000	UBS Group A.G. 3.129% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,6]	506,985
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	1,001,469
2,250,000	Wells Fargo Bank N.A. 3.325% (3-Month USD Libor+49 basis points), 7/23/2021[1,4]	2,267,617
1,990,000	Zions Bancorp N.A. 3.500%, 8/27/2021	2,036,614
		86,347,453
	HEALTH CARE — 5.4%
	AbbVie, Inc.
1,000,000	2.150%, 11/19/2021[3]	1,001,449
2,275,000	2.900%, 11/6/2022	2,321,906
14

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$1,621,000	Anthem, Inc. 2.500%, 11/21/2020	$1,628,212
	Bayer U.S. Finance II LLC
1,000,000	2.577% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	1,003,155
1,000,000	2.903% (3-Month USD Libor+101 basis points), 12/15/2023[1,2,3]	1,005,956
500,000	Becton, Dickinson and Co. 2.917% (3-Month USD Libor+103 basis points), 6/6/2022[2]	503,681
1,030,000	Boston Scientific Corp. 3.375%, 5/15/2022	1,063,744
1,000,000	Centene Corp. 4.750%, 1/15/2025[1]	1,038,730
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	82,000
	Cigna Corp.
2,000,000	3.200%, 9/17/2020	2,015,562
1,000,000	2.550% (3-Month USD Libor+65 basis points), 9/17/2021[1,2]	1,000,056
	CVS Health Corp.
1,000,000	2.605% (3-Month USD Libor+72 basis points), 3/9/2021[2]	1,006,132
1,000,000	3.350%, 3/9/2021	1,016,626
1,000,000	Express Scripts Holding Co. 2.664% (3-Month USD Libor+75 basis points), 11/30/2020[1,2]	1,000,156
280,000	HCA, Inc. 7.500%, 2/15/2022	309,400
1,000,000	McKesson Corp. 3.650%, 11/30/2020	1,013,974
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/2021[1,6]	1,034,150
		18,044,889
	INDUSTRIALS — 4.8%
500,000	BAE Systems Holdings, Inc. 2.850%, 12/15/2020[1,3]	503,373
2,205,000	BAE Systems PLC 4.750%, 10/11/2021[3,6]	2,301,846
3,000,000	Caterpillar Financial Services Corp. 2.185% (3-Month USD Libor+30 basis points), 3/8/2021[2]	3,004,278
500,000	General Dynamics Corp. 2.875%, 5/11/2020	501,734
1,000,000	General Electric Co. 4.375%, 9/16/2020	1,015,499
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.300%, 4/1/2021[1,3]	1,015,036
1,299,000	3.650%, 7/29/2021[1,3]	1,328,991
1,500,000	4.125%, 8/1/2023[1,3]	1,583,524
15

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$1,250,000	Spirit AeroSystems, Inc. 2.694% (3-Month USD Libor+80 basis points), 6/15/2021[1,2]	$1,246,929
2,000,000	United Technologies Corp. 2.554% (3-Month USD Libor+65 basis points), 8/16/2021[1,2]	2,000,258
1,500,000	Westinghouse Air Brake Technologies Corp. 3.193% (3-Month USD Libor+130 basis points), 9/15/2021[1,2]	1,500,226
		16,001,694
	MATERIALS — 2.0%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,6]	203,992
403,000	Ashland LLC 4.750%, 8/15/2022[1]	421,135
425,000	Freeport-McMoRan, Inc. 3.875%, 3/15/2023[1]	432,748
1,665,000	Glencore Funding LLC 4.125%, 3/12/2024[1,3]	1,743,914
435,000	Martin Marietta Materials, Inc. 2.549% (3-Month USD Libor+65 basis points), 5/22/2020[2]	435,503
515,000	OI European Group B.V. 4.000%, 3/15/2023[1,3,6]	518,863
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	169,806
311,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	329,271
	Steel Dynamics, Inc.
250,000	5.125%, 10/1/2021[1]	250,151
435,000	5.250%, 4/15/2023[1]	443,477
1,000,000	Syngenta Finance N.V. 3.698%, 4/24/2020[3,6]	1,003,146
	Teck Resources, Ltd.
576,000	4.750%, 1/15/2022[1,6]	596,760
200,000	3.750%, 2/1/2023[1,6]	203,613
		6,752,379
	TECHNOLOGY — 2.5%
	Broadcom, Inc.
1,000,000	3.125%, 4/15/2021[3]	1,012,140
1,069,000	3.125%, 10/15/2022[3]	1,089,094
18,000	CDK Global, Inc. 5.000%, 10/15/2024[1]	19,485
292,000	CDW LLC / CDW Finance Corp. 5.500%, 12/1/2024[1]	324,120
	Dell International LLC / EMC Corp.
412,000	4.420%, 6/15/2021[1,3]	423,994
16

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$203,000	5.875%, 6/15/2021[1,3]	$206,173
	Hewlett Packard Enterprise Co.
304,000	3.600%, 10/15/2020[1]	307,453
1,305,000	2.567% (3-Month USD Libor+68 basis points), 3/12/2021[2]	1,309,855
1,500,000	3.500%, 10/5/2021[1]	1,537,758
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[1,3,6]	29,847
1,000,000	Lam Research Corp. 2.750%, 3/15/2020[1]	1,000,505
220,000	Open Text Corp. 5.625%, 1/15/2023[1,3,6]	223,850
500,000	QUALCOMM, Inc. 2.666% (3-Month USD Libor+73 basis points), 1/30/2023[2]	504,150
400,000	Sensata Technologies B.V. 4.875%, 10/15/2023[3,6]	426,000
		8,414,424
	UTILITIES — 0.8%
826,000	AES Corp. 4.875%, 5/15/2023[1]	838,390
877,000	Calpine Corp. 5.250%, 6/1/2026[1,3]	913,176
918,000	Mississippi Power Co. 2.597% (3-Month USD Libor+65 basis points), 3/27/2020[1,2]	918,343
		2,669,909
	TOTAL CORPORATE BONDS
	(Cost $178,520,253)	180,589,045

	U.S. GOVERNMENT AND AGENCIES — 9.0%
	United States Treasury Note
10,000,000	1.375%, 1/15/2020	9,998,990
5,000,000	1.375%, 1/31/2020	4,998,880
15,000,000	1.375%, 9/30/2020	14,969,535
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $29,943,186)	29,967,405

17

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 4.4%
14,541,931	Federated Treasury Obligations Fund - Institutional Class 1.492%, 1/1/2020[12]	$14,541,931
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,541,931)	14,541,931
	TOTAL INVESTMENTS — 100.0%
	(Cost $330,175,688)	332,688,946
	Liabilities in Excess of Other Assets — 0.0%	(32,949)
	TOTAL NET ASSETS — 100.0%	$332,655,997

LLC – Limited Liability Company

LP – Limited Partnership

ULC – Unlimited Liability Corporation

IO – Interest Only

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $108,671,423, which represents 32.7% of total net assets of the Fund.
[4]	Variable rate security.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of the loan is unfunded.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Interest-only security.
[10]	Illiquid security. The total illiquid securities represent 0.0% of Net Assets. Total value of these securities is $103,483.
[11]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $103,483.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	26.0%
Health Care	5.4%
Consumer Discretionary	5.0%
Industrials	4.8%
Communications	4.0%
Energy	2.7%
Technology	2.5%
Materials	2.0%
Consumer Staples	1.1%
Utilities	0.8%
Total Corporate Bonds	54.3%
Asset-Backed Securities	19.3%
U.S. Government and Agencies	9.0%
Bank Loans	5.5%
Commercial Mortgage-Backed Securities	5.1%
Commercial Papers	2.4%
Short-Term Investments	4.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

19

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $330,175,688)	$332,688,946
Cash	43,034
Receivables:
Investment securities sold	280,096
Fund shares sold	2,125,156
Dividends and interest	1,849,313
Prepaid expenses	26,118
Total assets	337,012,663

Liabilities:
Payables:
Investment securities purchased	2,062,326
Fund shares redeemed	1,991,989
Advisory fees	94,473
Shareholder servicing fees (Note 7)	31,505
Distribution fees - Class A (Note 8)	16,231
Fund accounting and administration fees	91,338
Transfer agent fees and expenses	22,396
Custody fees	3,394
Auditing fees	11,540
Trustees' deferred compensation (Note 3)	4,304
Chief Compliance Officer fees	2,107
Trustees' fees and expenses	1,006
Accrued other expenses	24,057
Total liabilities	4,356,666

Net Assets	$332,655,997

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$330,441,100
Total distributable earnings	2,214,897
Net Assets	$332,655,997

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$45,697,317
Number of shares issued and outstanding	4,544,348
Net asset value per share[1]	$10.06
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.32

Class C Shares:
Net assets applicable to shares outstanding	$8,017,107
Number of shares issued and outstanding	798,547
Net asset value per share[3]	$10.04

Class I Shares:
Net assets applicable to shares outstanding	$278,941,573
Number of shares issued and outstanding	27,703,528
Net asset value per share	$10.07

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

20

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment income:
Interest	$4,447,309
Total investment income	4,447,309

Expenses:
Advisory fees	529,553
Shareholder servicing fees (Note 7)	92,784
Distribution fees - Class A (Note 8)	45,683
Distribution fees - Class C (Note 8)	35,814
Fund accounting and administration fees	143,325
Transfer agent fees and expenses	35,383
Custody fees	21,556
Registration fees	31,551
Miscellaneous	15,062
Shareholder reporting fees	14,008
Auditing fees	11,329
Chief Compliance Officer fees	6,391
Trustees' fees and expenses	6,312
Legal fees	3,460
Insurance fees	973
Total expenses	993,184
Advisory fees waived	(88,386)
Net expenses	904,798
Net investment income	3,542,511

Realized and Unrealized Gain (Loss) :
Net realized loss on:
Investments	(20,635)
Net realized loss	(20,635)
Net change in unrealized appreciation/depreciation on:
Investments	703,283
Net change in unrealized appreciation/depreciation	703,283
Net realized and unrealized gain	682,648

Net Increase in Net Assets from Operations	$4,225,159

See accompanying Notes to Financial Statements.

21

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,542,511	$5,847,916
Net realized gain (loss) on investments	(20,635)	23,106
Net change in unrealized appreciation/depreciation on investments	703,283	2,428,042
Net increase in net assets resulting from operations	4,225,159	8,299,064

Distributions to Shareholders:
Distributions:
Class A	(501,444)	(769,535)
Class C	(68,514)	(135,399)
Class I	(3,563,562)	(4,763,332)
Total distributions to shareholders	(4,133,520)	(5,668,266)

Capital Transactions:
Net proceeds from shares sold:
Class A	27,808,878	28,389,407
Class C	1,978,186	828,440
Class I	130,330,421	116,855,511
Reinvestment of distributions:
Class A	396,383	707,268
Class C	65,410	125,522
Class I	3,519,534	4,709,300
Cost of shares redeemed:
Class A1	(10,437,408)	(22,022,907)
Class C2	(668,193)	(2,133,273)
Class I3	(45,224,362)	(86,380,818)
Net increase in net assets from capital transactions	107,768,849	41,078,450

Total increase in net assets	107,860,488	43,709,248

Net Assets:
Beginning of period	224,795,509	181,086,261
End of period	$332,655,997	$224,795,509
Capital Share Transactions:
Shares sold:
Class A	2,764,690	2,857,718
Class C	197,080	83,462
Class I	12,943,817	11,740,528
Shares reinvested:
Class A	39,455	71,249
Class C	6,522	12,663
Class I	349,970	473,666
Shares redeemed:
Class A	(1,038,023)	(2,214,975)
Class C	(66,589)	(214,763)
Class I	(4,492,089)	(8,679,912)
Net increase in capital share transactions	10,704,833	4,129,636

[1]	Net of redemption fee proceeds of $1,476 and $2,533, respectively.
[2]	Net of redemption fee proceeds of $20 and $3, respectively.
[3]	Net of redemption fee proceeds of $1,154 and $144, respectively.

See accompanying Notes to Financial Statements.

22

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.05	$9.93	$10.00	$9.92	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.12	0.27	0.19	0.19	0.20	0.16
Net realized and unrealized gain (loss)	0.03	0.11	(0.08)	0.09	(0.03)	(0.05)
Total from investment operations	0.15	0.38	0.11	0.28	0.17	0.11

Less Distributions:
From net investment income	(0.14)	(0.26)	(0.18)	(0.20)	(0.19)	(0.17)
From net realized gain	-	-	-	-	-	- [2]
Total distributions	(0.14)	(0.26)	(0.18)	(0.20)	(0.19)	(0.17)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-

Net asset value, end of period	$10.06	$10.05	$9.93	$10.00	$9.92	$9.94

Total return[3]	1.50%[4]	3.89%	1.09%	2.89%	1.70%	1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,697	$27,920	$20,500	$14,234	$1,568	$251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.90%[5]	0.99%	1.18%	1.38%	1.28%	1.46%
After fees waived and expenses absorbed	0.84%[5]	0.84%	0.80%	0.52%	0.33%	0.26%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.28%[5]	2.53%	1.55%	1.04%	1.07%	0.40%
After fees waived and expenses absorbed	2.34%[5]	2.68%	1.93%	1.90%	2.02%	1.60%

Portfolio turnover rate	17%[4]	33%	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

23

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.03	$9.91	$9.98	$9.90	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.19	0.12	0.11	0.13	0.08
Net realized and unrealized gain (loss)	0.03	0.11	(0.08)	0.10	(0.03)	(0.04)
Total from investment operations	0.11	0.30	0.04	0.21	0.10	0.04

Less Distributions:
From net investment income	(0.10)	(0.18)	(0.11)	(0.13)	(0.14)	(0.10)
From net realized gain	-	-	-	-	-	- [2]
Total distributions	(0.10)	(0.18)	(0.11)	(0.13)	(0.14)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	-	-

Net asset value, end of period	$10.04	$10.03	$9.91	$9.98	$9.90	$9.94

Total return[3]	1.07%[4]	3.12%	0.38%	2.15%	0.97%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,017	$6,634	$7,732	$3,198	$1,180	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%[5]	1.74%	1.93%	2.13%	2.03%	2.21%
After fees waived and expenses absorbed	1.59%[5]	1.59%	1.55%	1.27%	1.08%	1.01%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.53%[5]	1.78%	0.80%	0.29%	0.32%	(0.35)%
After fees waived and expenses absorbed	1.59%[5]	1.93%	1.18%	1.15%	1.27%	0.85%

Portfolio turnover rate	17%[4]	33%	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

24

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.06	$9.95	$10.01	$9.93	$9.95	$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.29	0.22	0.21	0.22	0.18
Net realized and unrealized gain (loss)	0.03	0.10	(0.08)	0.10	(0.03)	(0.04)
Total from investment operations	0.16	0.39	0.14	0.31	0.19	0.14

Less Distributions:
From net investment income	(0.15)	(0.28)	(0.20)	(0.23)	(0.21)	(0.19)
From net realized gain	-	-	-	-	-	- [2]
Total distributions	(0.15)	(0.28)	(0.20)	(0.23)	(0.21)	(0.19)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$10.07	$10.06	$9.95	$10.01	$9.93	$9.95

Total return[3]	1.65%[4]	4.04%	1.45%	3.12%	1.94%	1.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$278,942	$190,242	$152,854	$74,733	$61,133	$51,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.65%[5]	0.74%	0.93%	1.13%	1.03%	1.21%
After fees waived and expenses absorbed	0.59%[5]	0.59%	0.55%	0.27%	0.08%	0.01%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.53%[5]	2.78%	1.80%	1.29%	1.32%	0.65%
After fees waived and expenses absorbed	2.59%[5]	2.93%	2.18%	2.15%	2.27%	1.85%

Portfolio turnover rate	17%[4]	33%	37%	65%	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

27

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2019, and as of and during the open years ended June 30, 2016-2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

28

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2029 and it may be terminated before that date only by the Trust's Board of Trustees.

Prior to January 31, 2018, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six months ended December 31, 2019, the Advisor waived a portion of its advisory fees totaling $88,386. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2019, the amount of these potentially recoverable expenses was $970,981. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2020	$188,664
2021	395,476
2022	298,455
2023	88,386
Total	$970,981

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019, are reported on the Statement of Operations.

29

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$330,175,688

Gross unrealized appreciation	$2,818,468
Gross unrealized depreciation	(305,210)

Net unrealized appreciation	$2,513,258

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$497,775
Undistributed long-term capital gains	-
Tax accumulated earnings	497,755

Accumulated capital and other losses	(184,492)
Unrealized appreciation on investments	1,809,975
Total accumulated earnings	$2,123,258

30

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The tax character of the distribution paid during the fiscal years ended June 30, 2019 and June 30, 2018, were as follows:

Distributions paid from:	2019	2018
Ordinary income	$5,668,266	$2,424,138
Net long-term capital gains	-	-
Total distributions paid	$5,668,266	$2,424,138

At June 30, 2019, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$59,036
Long-term	122,448
Total	$181,484

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2019 and the year ended June 30, 2019, the Fund received $2,650 and $2,680, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$119,561,246	$42,000,773

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

31

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

For the six months ended December 31, 2019, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

32

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$64,255,683	$-	$64,255,683
Bank Loans	-	18,323,193	-	18,323,193
Commercial Mortgage-Backed Securities	-	16,913,398	103,483	17,016,881
Commercial Paper	-	7,994,808	-	7,994,808
Corporate Bonds[1]	-	180,589,045	-	180,589,045
U.S. Government and Agencies	-	29,967,405	-	29,967,405
Short-Term Investments	14,541,931	-	-	14,541,931
Total Investments	$14,541,931	$318,043,532	$103,483	$332,688,946

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2019	$112,877
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	9,809
Net purchases	-
Net sales	-
Principal paydown	(19,203)
Balance as of December 31, 2019	$103,483

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019.

	Fair Value	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Commercial Mortgage-Backed Securities	$103,483	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
33

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

34

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19–12/31/19
Class A	Actual Performance	$1,000.00	$1,015.00	$4.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.99	4.28
Class C	Actual Performance	1,000.00	1,010.70	8.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.22	8.08
Class I	Actual Performance	1,000.00	1,016.50	3.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.24	3.01

35

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE - Continued

For the Six Months Ended December 31, 2019 (Unaudited)

*	Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 ( to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.
36

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/09/20